5. Segment Reporting, Geographical Information (Details 1) - EUR (€)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Total Revenue	€ 379,406	€ 286,018	€ 779,492	€ 614,570	€ 1,138,634	€ 1,250,292
Gross Profit:
Total Gross Profit	331,320	252,037	664,167	528,896	974,516	1,093,992
Total Assets:
Total Assets	1,682,239		1,682,239		2,022,731	3,813,743
United States
Revenue:
Total Revenue	356,170	248,059	728,476	531,998	985,868	216,258
Gross Profit:
Total Gross Profit	309,318	217,977	616,556	456,328	844,298	192,489
Total Assets:
Total Assets	1,399,124		1,399,124		323,142	3,367,679
Europe [Member]
Revenue:
Total Revenue	23,236	37,959	51,016	82,572	152,766	1,034,034
Gross Profit:
Total Gross Profit	22,002	€ 34,060	47,611	€ 72,568	132,218	901,503
Total Assets:
Total Assets	€ 283,115		€ 283,115		€ 1,707,089	€ 446,064